Note 8 - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	9 Months Ended
Sep. 30, 2016 $ / shares shares
Unvested on January 1, 2016 (in shares)	90,900
Unvested on January 1, 2016 (in dollars per share) | $ / shares	$ 5.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Vested (in shares)	(34,200)
Vested (in dollars per share) | $ / shares	$ 4.18
Forfeited (in shares)
Unvested on September 30, 2016 (in shares)	56,700
Unvested on September 30, 2016 (in dollars per share) | $ / shares	$ 6.57